Schedule of Investments
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–52.10%
Australia–2.55%
Ampol Ltd.	508	$9,380
APA Group	3,343	20,412
Aurizon Holdings Ltd.	8,259	18,146
BHP Group Ltd.	14,150	352,404
Brambles Ltd.	2,832	20,548
Coles Group Ltd.	1,589	16,717
Fortescue Metals Group Ltd.	7,447	79,813
Glencore PLC	22,384	118,200
Macquarie Group Ltd.	743	72,104
Newcrest Mining Ltd.	165	1,795
Rio Tinto Ltd.	1,953	116,229
Rio Tinto PLC	5,114	276,992
Santos Ltd.	1,010	4,575
South32 Ltd.	23,768	54,937
Telstra Corp. Ltd.	8,780	21,519
Wesfarmers Ltd.	4,231	114,990
Woodside Energy Group Ltd.	2,020	41,094
Woolworths Group Ltd.	485	10,494
		1,350,349
Belgium–0.62%
Anheuser-Busch InBev S.A./N.V.	1,827	82,650
Groupe Bruxelles Lambert S.A.	3,361	233,558
UCB S.A.	169	11,689
		327,897
Brazil–1.13%
B3 S.A. - Brasil, Bolsa, Balcao	20,100	48,626
Petroleo Brasileiro S.A., Preference Shares	40,927	226,093
Telefonica Brasil S.A.	2,400	18,014
TIM S.A.	20,200	45,236
Vale S.A.	19,067	254,634
Yara International ASA	137	4,789
		597,392
Canada–6.16%
Agnico Eagle Mines Ltd.	82	3,464
Alimentation Couche-Tard, Inc.	849	34,179
ARC Resources Ltd.	697	8,371
Barrick Gold Corp.	865	13,407
BCE, Inc.	1,334	55,935
Brookfield Asset Management, Inc., Class A	2,449	100,187
Canadian National Railway Co.	2,608	281,653
Canadian Natural Resources Ltd.	5,757	267,981
Canadian Pacific Railway Ltd.	2,040	136,177
Canadian Tire Corp. Ltd., Class A	410	43,646
Cenovus Energy, Inc.	2,823	43,366
Constellation Software, Inc.	82	114,100
Dollarama, Inc.	1,106	63,493
Emera, Inc.	1,107	44,790
Enbridge, Inc.	3,168	117,468
Fairfax Financial Holdings Ltd.	161	73,532
Shares		Value
Canada–(continued)
Fortis, Inc.	3,004	$114,127
Franco-Nevada Corp.	61	7,286
George Weston Ltd.	178	18,637
Hydro One Ltd.(a)	3,024	73,950
Imperial Oil Ltd.	1,937	83,869
Intact Financial Corp.	584	82,648
Loblaw Cos. Ltd.	1,023	81,005
Magna International, Inc.	90	4,269
Manulife Financial Corp.	12,535	196,734
Metro, Inc.	566	28,342
Nutrien Ltd.	1,951	162,707
Onex Corp.	2,747	126,000
Power Corp. of Canada	3,936	88,701
Rogers Communications, Inc., Class B	2,330	89,752
Shaw Communications, Inc., Class B	2,232	54,275
Sun Life Financial, Inc.	2,435	96,829
Suncor Energy, Inc.	8,112	228,441
TC Energy Corp.	1,431	57,640
Teck Resources Ltd., Class B	2,849	86,645
TELUS Corp.	770	15,290
TFI International, Inc.	402	36,380
Thomson Reuters Corp.	231	23,713
Tourmaline Oil Corp.	587	30,507
West Fraser Timber Co. Ltd.	993	71,836
		3,261,332
Chile–0.03%
Antofagasta PLC	106	1,308
Cia Sud Americana de Vapores S.A.	81,165	5,593
Lundin Mining Corp.	1,367	6,907
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	1	93
		13,901
China–2.86%
Alibaba Group Holding Ltd.(b)	16,100	161,497
Baidu, Inc., A Shares(b)	150	2,214
China Coal Energy Co. Ltd., H Shares	9,000	8,139
China Galaxy Securities Co. Ltd., H Shares	174,500	80,329
China Hongqiao Group Ltd.	17,500	14,287
China Life Insurance Co. Ltd., H Shares	57,000	73,392
China Longyuan Power Group Corp. Ltd., H Shares	14,000	17,507
China Merchants Port Holdings Co. Ltd.	4,000	4,992
China National Building Material Co. Ltd., H Shares	18,000	13,662
China Overseas Land & Investment Ltd.	22,000	56,740
China Petroleum & Chemical Corp., H Shares	266,000	113,364
China Resources Land Ltd.	12,000	46,782
China Shenhua Energy Co. Ltd., H Shares	9,000	26,705
China Tower Corp. Ltd., H Shares(a)	380,000	40,595
CITIC Ltd.	85,000	79,708
COSCO SHIPPING Holdings Co. Ltd., H Shares	26,000	30,384
Daqo New Energy Corp., ADR(b)	125	6,635
Dongfeng Motor Group Co. Ltd., H Shares	56,000	29,772

See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
China–(continued)
ENN Energy Holdings Ltd.	1,400	$18,629
ESR Group Ltd.(a)	3,200	8,072
Futu Holdings Ltd., ADR(b)	148	5,519
JD.com, Inc., A Shares	2,200	55,553
Kingboard Holdings Ltd.	500	1,405
Kunlun Energy Co. Ltd.	40,000	28,862
Legend Holdings Corp., H Shares(a)	19,200	16,604
Lenovo Group Ltd.	18,000	12,366
Longfor Group Holdings Ltd.(a)	5,500	15,586
Lufax Holding Ltd., ADR	9,850	25,019
NetEase, Inc.	5,200	78,965
Nongfu Spring Co. Ltd., H Shares(a)	7,200	41,408
NXP Semiconductors N.V.	271	39,975
PetroChina Co. Ltd., H Shares	216,000	88,823
Ping An Insurance (Group) Co. of China Ltd., H Shares	17,500	87,015
Tencent Holdings Ltd.	2,600	87,807
Tencent Music Entertainment Group, ADR(b)	2,588	10,507
Want Want China Holdings Ltd.	25,000	16,338
Yangzijiang Shipbuilding Holdings Ltd.	67,000	47,908
Yankuang Energy Group Co. Ltd., H Shares	4,000	14,529
Zijin Mining Group Co. Ltd., H Shares	8,000	7,711
		1,515,305
Denmark–1.19%
AP Moller - Maersk A/S, Class B	87	157,595
Carlsberg A/S, Class B	177	20,652
Novo Nordisk A/S, Class B	4,366	435,177
Tryg A/S	933	19,175
		632,599
Finland–0.30%
Kone OYJ, Class B	379	14,595
Nokia OYJ	2,279	9,732
Stora Enso OYJ, Class R	3,247	41,411
UPM-Kymmene OYJ	2,898	92,091
		157,829
France–4.06%
Air Liquide S.A.	1,051	119,674
AXA S.A.	9,104	199,330
Bollore SE	1,392	6,368
Bouygues S.A.	2,469	64,320
Carrefour S.A.	2,310	32,002
Cie Generale des Etablissements Michelin S.C.A.	596	13,278
Danone S.A.	2,078	97,909
Dassault Systemes SE	455	15,640
Eiffage S.A.	184	14,730
ENGIE S.A.	7,493	85,974
EssilorLuxottica S.A.	264	35,771
Eutelsat Communications S.A.	2,314	17,912
Hermes International	8	9,403
Kering S.A.	70	30,955
Legrand S.A.	595	38,442
L’Oreal S.A.	431	137,238
LVMH Moet Hennessy Louis Vuitton SE	321	188,695
Orange S.A.	11,826	106,939
Pernod Ricard S.A.	436	79,693
Shares		Value
France–(continued)
Publicis Groupe S.A.	661	$31,277
Renault S.A.(b)	746	20,037
Rexel S.A.	267	3,971
Safran S.A.	503	45,735
Sanofi	4,080	311,387
Schneider Electric SE	886	99,401
SCOR SE	379	5,491
TotalEnergies SE	2,299	108,214
Veolia Environnement S.A.	80	1,518
Vinci S.A.	1,487	119,444
Vivendi SE	14,436	111,891
		2,152,639
Germany–1.98%
Allianz SE	1,017	160,941
Aroundtown S.A.	4,320	9,532
BASF SE	505	19,571
Bayer AG	153	7,061
Bayerische Motoren Werke AG	1,174	80,265
Daimler Truck Holding AG(b)	1,588	36,343
Deutsche Bank AG	11,181	83,630
Deutsche Boerse AG	474	78,038
Deutsche Post AG	2,389	72,693
Fresenius SE & Co. KGaA	864	18,506
HeidelbergCement AG	272	10,895
Mercedes-Benz Group AG	2,038	104,219
Merck KGaA	203	33,130
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	97	23,463
Porsche Automobil Holding SE, Preference Shares	265	15,095
RWE AG	1,591	58,541
SAP SE	342	28,193
Siemens AG	284	28,109
Volkswagen AG, Preference Shares	1,436	177,373
Vonovia SE	232	5,049
		1,050,647
Greece–0.22%
Hellenic Telecommunications Organization S.A.	7,867	114,271
Hong Kong–0.85%
AIA Group Ltd.	5,000	41,513
CK Asset Holdings Ltd.	10,000	60,006
CK Hutchison Holdings Ltd.	17,500	96,102
Henderson Land Development Co. Ltd.	2,000	5,582
Hong Kong Exchanges & Clearing Ltd.	1,000	33,953
Hongkong Land Holdings Ltd.	4,800	21,057
Jardine Matheson Holdings Ltd.	500	25,313
Kerry Properties Ltd.	12,000	22,668
MTR Corp. Ltd.	4,500	20,592
Sino Land Co. Ltd.	4,000	5,264
Sun Hung Kai Properties Ltd.	7,500	82,464
Swire Pacific Ltd., Class A	5,000	37,313
		451,827
Hungary–0.09%
MOL Hungarian Oil & Gas PLC	8,123	45,247
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
India–0.62%
Adani Enterprises Ltd.	1,003	$42,351
Infosys Ltd., ADR	4,829	81,948
Piramal Enterprises Ltd.	1,301	13,792
Piramal Pharma Ltd.(b)(c)	5,204	13,937
SBI Cards & Payment Services Ltd.	8,745	98,009
Steel Authority of India Ltd.	11,940	11,155
Tata Elxsi Ltd.	178	18,553
Tata Motors Ltd.(b)	4,029	19,832
Tata Power Co. Ltd. (The)	9,345	24,798
Tata Steel Ltd.	2,552	3,079
		327,454
Indonesia–0.22%
PT Adaro Energy Indonesia Tbk	72,500	18,741
PT Astra International Tbk	76,500	33,004
PT Merdeka Copper Gold Tbk(b)	9,200	2,355
PT Telkom Indonesia (Persero) Tbk	205,600	59,890
		113,990
Ireland–0.27%
AerCap Holdings N.V.(b)	55	2,328
CRH PLC	2,674	85,625
Kerry Group PLC, Class A	612	54,369
		142,322
Israel–0.41%
Check Point Software Technologies Ltd.(b)	823	92,192
Elbit Systems Ltd.	226	42,806
ICL Group Ltd.	4,663	37,371
Teva Pharmaceutical Industries Ltd., ADR(b)	5,307	42,828
		215,197
Italy–0.35%
Assicurazioni Generali S.p.A.	5,314	72,330
Enel S.p.A.	3,429	14,052
Eni S.p.A.	3,848	40,880
Ferrari N.V.	183	34,133
Snam S.p.A.	6,294	25,425
		186,820
Japan–8.02%
Ajinomoto Co., Inc.	1,000	27,244
Astellas Pharma, Inc.	1,800	23,793
Bridgestone Corp.	900	29,094
Canon, Inc.	3,700	80,696
Central Japan Railway Co.	200	23,430
Chugai Pharmaceutical Co. Ltd.	300	7,491
Dai Nippon Printing Co. Ltd.	400	7,982
Dai-ichi Life Holdings, Inc.	500	7,948
Daiichi Sankyo Co. Ltd.	2,100	58,415
Daiwa Securities Group, Inc.	6,400	25,078
Ebara Corp.	700	22,692
ENEOS Holdings, Inc.	300	969
FANUC Corp.	500	69,169
FUJIFILM Holdings Corp.	900	41,185
Hitachi Ltd.	1,100	46,577
Honda Motor Co. Ltd.	6,900	150,310
IHI Corp.	500	10,760
Inpex Corp.	3,800	35,651
ITOCHU Corp.	3,800	92,096
Shares		Value
Japan–(continued)
Japan Post Holdings Co. Ltd.	28,000	$185,405
Japan Tobacco, Inc.	5,500	90,275
KDDI Corp.	6,600	193,578
Keyence Corp.	200	66,401
Komatsu Ltd.	3,400	61,485
Kubota Corp.	3,200	44,375
Marubeni Corp.	5,100	44,777
Marui Group Co. Ltd.	5,900	97,956
Mitsubishi Corp.	4,100	112,601
Mitsubishi Electric Corp.	3,200	28,907
Mitsubishi Estate Co. Ltd.	2,000	26,242
Mitsubishi Heavy Industries Ltd.	1,700	56,679
Mitsui & Co. Ltd.	7,076	151,808
Mitsui Fudosan Co. Ltd.	1,200	22,875
Mitsui OSK Lines Ltd.	1,700	30,533
MS&AD Insurance Group Holdings, Inc.	900	23,817
Nexon Co. Ltd.	400	6,995
NGK Insulators Ltd.	5,300	66,069
Nintendo Co. Ltd.	2,000	80,985
Nippon Steel Corp.	1,800	25,054
Nippon Telegraph & Telephone Corp.	9,700	261,687
Nippon Yusen K.K.	2,700	46,111
Nissan Motor Co. Ltd.	1,900	6,074
Nomura Holdings, Inc.	7,300	24,099
Oji Holdings Corp.	23,800	88,592
Olympus Corp.	500	9,623
Oriental Land Co. Ltd.	34	4,633
ORIX Corp.	4,100	57,662
Recruit Holdings Co. Ltd.	1,500	43,295
Resona Holdings, Inc.	84,700	309,264
SBI Holdings, Inc.	2,500	44,926
Secom Co. Ltd.	300	17,045
Seven & i Holdings Co. Ltd.	700	28,118
Shin-Etsu Chemical Co. Ltd.	400	39,721
SMC Corp.	200	80,685
SoftBank Corp.	15,200	152,011
SoftBank Group Corp.	1,000	33,970
Sompo Holdings, Inc.	600	23,913
Sony Group Corp.	1,200	77,235
Sumitomo Corp.	2,000	24,958
Takeda Pharmaceutical Co. Ltd.	7,200	187,000
Tokio Marine Holdings, Inc.	5,100	90,645
Tokyo Electric Power Co. Holdings, Inc.(b)	1,400	4,449
Tokyo Electron Ltd.	300	74,277
Tokyo Gas Co. Ltd.	1,200	20,267
Toppan, Inc.	600	8,953
Toshiba Corp.	300	10,685
Toyota Industries Corp.	1,600	76,234
Toyota Motor Corp.	17,300	225,191
		4,248,720
Luxembourg–0.29%
ArcelorMittal S.A.	4,462	89,232
Reinet Investments S.C.A.	2,313	33,922
SES S.A., FDR	5,424	29,724
		152,878
Malaysia–0.33%
IHH Healthcare Bhd.	18,600	23,593
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Malaysia–(continued)
Petronas Chemicals Group Bhd.	17,000	$30,651
Sime Darby Bhd.	132,000	60,721
Tenaga Nasional Bhd.	35,600	61,704
		176,669
Mexico–0.23%
Grupo Bimbo S.A.B. de C.V., Series A	4,000	14,096
Wal-Mart de Mexico S.A.B. de C.V., Series V	30,000	105,509
		119,605
Mongolia–0.02%
Turquoise Hill Resources Ltd.(b)	451	13,354
Netherlands–1.87%
ASML Holding N.V.	843	349,669
Heineken Holding N.V.	587	40,078
Heineken N.V.	741	64,961
Koninklijke Ahold Delhaize N.V.	5,261	133,966
Koninklijke KPN N.V.	832	2,254
Koninklijke Philips N.V.	3,218	49,707
NN Group N.V.	2,576	100,260
OCI N.V.	71	2,611
Prosus N.V.	456	23,764
Randstad N.V.	67	2,897
Shell PLC	7,646	190,235
Wolters Kluwer N.V.	323	31,447
		991,849
New Zealand–0.07%
Spark New Zealand Ltd.	12,912	36,171
Norway–0.53%
Aker BP ASA	1,080	30,968
Equinor ASA	5,480	180,750
Gjensidige Forsikring ASA	2,198	37,611
Mowi ASA	1,096	13,888
Norsk Hydro ASA	931	5,008
Telenor ASA	1,189	10,851
		279,076
Philippines–0.15%
SM Prime Holdings, Inc.	153,300	78,853
Poland–0.03%
Cyfrowy Polsat S.A.	2,744	8,786
Polski Koncern Naftowy ORLEN S.A.	864	9,280
		18,066
Portugal–0.02%
Jeronimo Martins SGPS S.A.	599	11,160
Russia–0.00%
Tatneft PJSC, ADR(c)	576	0
X5 Retail Group N.V., GDR(a)(c)	422	0
		0
Singapore–0.45%
CapitaLand Investment Ltd.	14,400	34,686
Jardine Cycle & Carriage Ltd.	1,400	32,751
Keppel Corp. Ltd.	9,800	47,054
Singapore Exchange Ltd.	17,700	116,044
Shares		Value
Singapore–(continued)
Singapore Telecommunications Ltd.	2,900	$5,338
		235,873
South Africa–0.75%
Anglo American PLC	3,221	97,301
Bidvest Group Ltd. (The)	60	651
Clicks Group Ltd.	537	8,427
Exxaro Resources Ltd.	42	468
FirstRand Ltd.	11,699	38,927
Gold Fields Ltd.	78	630
Impala Platinum Holdings Ltd.	2,765	25,656
Investec Ltd.	10,003	39,388
MTN Group Ltd.	3,734	24,515
Naspers Ltd., Class N	99	12,269
Old Mutual Ltd.	72,177	38,855
Remgro Ltd.	6,170	45,278
Sasol Ltd.	1,860	29,261
Shoprite Holdings Ltd.	1,080	12,897
Sibanye Stillwater Ltd.	2,933	6,788
Woolworths Holdings Ltd.	5,054	17,021
		398,332
South Korea–1.13%
E-MART, Inc.	129	7,556
GS Holdings Corp.	597	17,331
HMM Co. Ltd.	2,022	25,846
Hyundai Mobis Co. Ltd.	90	11,997
Hyundai Steel Co.	277	5,382
Kia Corp.	222	11,079
KT Corp.	887	22,350
KT&G Corp.	674	40,780
LG Corp.	538	27,791
LG Display Co. Ltd.	935	7,762
LG Innotek Co. Ltd.	15	2,829
NAVER Corp.	223	29,721
POSCO Holdings, Inc.	228	33,572
Samsung C&T Corp.	480	34,436
Samsung Electronics Co. Ltd.	4,347	159,723
SK Hynix, Inc.	2,070	118,773
SK Telecom Co. Ltd.	1,153	40,729
		597,657
Spain–1.20%
ACS Actividades de Construccion y Servicios S.A.	2,531	56,641
Cellnex Telecom S.A.(a)	509	15,693
Ferrovial S.A.	1,596	36,220
Iberdrola S.A.	24,258	225,512
Industria de Diseno Textil S.A.	801	16,545
Red Electrica Corp. S.A.	2,998	45,918
Repsol S.A.	6,619	76,169
Telefonica S.A.	49,094	161,850
		634,548
Sweden–0.76%
Atlas Copco AB, Class A	2,552	23,632
Epiroc AB, Class A	1,347	19,267
Holmen AB, Class B	938	35,693
Investor AB, Class B	11,836	172,531
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Sweden–(continued)
Svenska Cellulosa AB S.C.A., Class B	3,135	$39,757
Swedish Match AB	1,242	12,296
Telefonaktiebolaget LM Ericsson, Class B	5,421	31,570
Volvo AB, Class B	4,727	66,699
		401,445
Switzerland–1.57%
Novartis AG	6,116	466,242
Partners Group Holding AG	103	82,747
Schindler Holding AG, PC	345	53,516
UBS Group AG	12,826	185,284
Zurich Insurance Group AG	105	41,740
		829,529
Taiwan–2.58%
Asustek Computer, Inc.	5,000	36,693
AUO Corp.(c)	38,400	19,201
Cathay Financial Holding Co. Ltd.	42,000	52,577
China Development Financial Holding Corp.	27,000	10,129
Chunghwa Telecom Co. Ltd.	19,000	68,086
E Ink Holdings, Inc.	2,511	16,590
Evergreen Marine Corp. Taiwan Ltd.	3,600	16,413
Far EasTone Telecommunications Co. Ltd.	25,000	56,893
Formosa Chemicals & Fibre Corp.	7,000	15,124
Formosa Plastics Corp.	9,000	24,436
Fubon Financial Holding Co. Ltd.	25,200	39,399
Hon Hai Precision Industry Co. Ltd.	8,000	25,540
Innolux Corp.(c)	68,780	22,741
Lite-On Technology Corp.	1,000	1,995
Micro-Star International Co. Ltd.	2,000	6,708
Nan Ya Plastics Corp.	6,000	12,607
Novatek Microelectronics Corp.	2,000	13,644
Pegatron Corp.	21,000	38,465
PharmaEssentia Corp.(b)	325	4,930
Quanta Computer, Inc.	11,000	26,516
Taiwan Cement Corp.	3,899	4,136
Taiwan Mobile Co. Ltd.	27,000	81,166
Taiwan Semiconductor Manufacturing Co. Ltd.	50,000	657,214
Uni-President Enterprises Corp.	23,000	48,461
Walsin Lihwa Corp.	1,000	1,263
Wan Hai Lines Ltd.	5,600	11,633
Yang Ming Marine Transport Corp.	10,000	19,124
Yuanta Financial Holding Co. Ltd.	60,770	37,279
		1,368,963
Thailand–0.06%
Advanced Info Service PCL, NVDR	6,400	33,036
Turkey–0.23%
Eregli Demir ve Celik Fabrikalari TAS	17,993	28,133
Turk Hava Yollari AO(b)	11,588	44,059
Turkcell Iletisim Hizmetleri A.S.	47,417	50,785
		122,977
United Arab Emirates–0.15%
Emaar Properties PJSC	2,606	4,078
International Holding Co. PJSC(b)	786	76,176
		80,254
Shares		Value
United Kingdom–4.41%
3i Group PLC	11,367	$136,485
AstraZeneca PLC	3,283	361,032
Aviva PLC	16,083	69,080
BAE Systems PLC	4,838	42,506
BP PLC	16,879	80,266
British American Tobacco PLC	7,164	256,180
CNH Industrial N.V.	3,538	39,499
Coca-Cola Europacific Partners PLC	301	12,829
Diageo PLC	6,074	254,596
Haleon PLC(b)	10,326	31,950
Imperial Brands PLC	2,741	56,563
International Distributions Services PLC	6,905	14,082
J Sainsbury PLC	12,933	24,979
Legal & General Group PLC	694	1,661
M&G PLC	7,961	14,656
Man Group PLC	19,737	49,163
Melrose Industries PLC	5,222	5,830
National Grid PLC	14,799	152,723
Next PLC	553	29,381
Phoenix Group Holdings PLC	272	1,584
Reckitt Benckiser Group PLC	1,381	91,272
RELX PLC	3,421	83,516
Rightmove PLC	805	4,270
SSE PLC	2,636	44,693
Tesco PLC	35,663	81,658
Unilever PLC	3,871	170,323
Vodafone Group PLC	197,571	222,520
WPP PLC	531	4,394
		2,337,691
United States–3.32%
Atlassian Corp. PLC, Class A(b)	376	79,182
CSL Ltd.	157	28,468
Ferguson PLC	150	15,619
GSK PLC	5,818	84,861
JBS S.A.	3,300	15,367
Nestle S.A.	5,574	603,551
Roche Holding AG	2,369	772,434
Stellantis N.V.	11,809	139,449
Swiss Re AG	291	21,375
		1,760,306
Zambia–0.02%
First Quantum Minerals Ltd.	568	9,642
Total Common Stocks & Other Equity Interests (Cost $32,774,725)		27,593,672
Principal Amount
Equity Linked Notes–32.09%
Canada–13.71%
Bank of Montreal (MSCI EAFE Index), 24.88%, 10/14/2022(a)	$1,129,000	1,034,202
Bank of Montreal (MSCI EAFE Index) , 28.80%, 10/07/2022(a)	1,176,000	1,009,060
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 21.00%, 10/31/2022(a)	1,137,000	1,064,575
Canadian Imperial Bank of Commerce (MSCI Emerging Markets Index), 18.50%, 11/01/2022(a)	1,064,000	997,849
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

	Principal Amount	Value
Canada–(continued)
Royal Bank of Canada (MSCI EAFE Index), Conv., 25.01%, 10/17/2022(a)	$1,129,000	$1,033,842
Royal Bank of Canada (MSCI EAFE Index), Conv., 24.01%, 11/04/2022(a)	1,079,000	1,076,630
Toronto-Dominion Bank (The) (MSCI EAFE Index), 22.00%, 10/28/2022(a)	1,130,000	1,045,264
		7,261,422
France–7.05%
BNP Paribas Issuance B.V. (MSCI Emerging Markets Index), 21.16%, 10/25/2022(a)	1,097,000	970,233
BNP Paribas S.A. (MSCI Emerging Markets Index), 25.07%, 10/12/2022(a)	1,081,000	921,252
Societe Generale S.A. (MSCI EAFE Index) , 24.55%, 10/11/2022(a)	1,166,000	1,007,942
Societe Generale S.A. (MSCI Emerging Markets Index), 23.12%, 10/04/2022	1,048,000	834,287
		3,733,714
Switzerland–3.73%
Credit Suisse AG (MSCI EAFE Index), 21.75%, 10/24/2022(a)	1,148,000	1,014,539
Credit Suisse AG (MSCI Emerging Markets Index), 23.00%, 10/18/2022(a)	1,083,000	958,917
		1,973,456
Principal Amount		Value
United States–7.60%
Goldman Sachs International (MSCI EAFE Index), 22.26%, 10/03/2022	$1,181,000	$961,768
Goldman Sachs International (MSCI EAFE Index), 20.19%, 11/07/2022(a)	1,058,000	1,055,613
Goldman Sachs International (MSCI Emerging Markets Index), 19.99%, 11/08/2022(a)	1,012,000	1,007,458
J.P. Morgan Structured Products B.V. (MSCI EAFE Index), 22.95%, 10/21/2022(a)	1,156,000	1,000,267
		4,025,106
Total Equity Linked Notes (Cost $18,874,000)		16,993,698
Shares
Money Market Funds–18.09%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	3,357,323	3,357,323
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	2,389,436	2,389,914
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	3,836,940	3,836,940
Total Money Market Funds (Cost $9,582,923)		9,584,177
TOTAL INVESTMENTS IN SECURITIES—102.28% (Cost $61,231,648)		54,171,547
OTHER ASSETS LESS LIABILITIES–(2.28)%		(1,209,220)
NET ASSETS–100.00%		$52,962,327
Investment Abbreviations:
ADR	– American Depositary Receipt
Conv.	– Convertible
FDR	– Fiduciary Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PC	– Participation Certificate
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $15,409,551, which represented 29.10% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,444,739	$44,693,339	$(46,780,755)	$-	$-	$3,357,323	$31,332
Invesco Liquid Assets Portfolio, Institutional Class	3,881,117	31,923,814	(33,414,825)	1,438	(1,630)	2,389,914	22,520
Invesco Treasury Portfolio, Institutional Class	6,222,558	51,078,100	(53,463,718)	-	-	3,836,940	33,692
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	35,665	(35,665)	-	-	-	6*
Invesco Private Prime Fund	-	70,992	(70,986)	-	(6)	-	19*
Total	$15,548,414	$127,801,910	$(133,765,949)	$1,438	$(1,636)	$9,584,177	$87,569

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,350,349	$—	$1,350,349
Belgium	—	327,897	—	327,897
Brazil	592,603	4,789	—	597,392
Canada	3,261,332	7,261,422	—	10,522,754
Chile	12,593	1,308	—	13,901
China	87,655	1,427,650	—	1,515,305
Denmark	—	632,599	—	632,599
Finland	—	157,829	—	157,829
France	—	5,886,353	—	5,886,353
Germany	—	1,050,647	—	1,050,647
Greece	—	114,271	—	114,271
Hong Kong	—	451,827	—	451,827
Hungary	—	45,247	—	45,247
India	81,948	231,569	13,937	327,454
Indonesia	—	113,990	—	113,990
Ireland	2,328	139,994	—	142,322
Israel	135,020	80,177	—	215,197
Italy	—	186,820	—	186,820
Japan	—	4,248,720	—	4,248,720
Luxembourg	—	152,878	—	152,878
Malaysia	—	176,669	—	176,669
Mexico	119,605	—	—	119,605
Mongolia	13,354	—	—	13,354
Netherlands	—	991,849	—	991,849
New Zealand	—	36,171	—	36,171
Norway	—	279,076	—	279,076
Philippines	—	78,853	—	78,853
Poland	—	18,066	—	18,066
Portugal	—	11,160	—	11,160
Russia	—	—	0	0
Singapore	—	235,873	—	235,873
South Africa	—	398,332	—	398,332
South Korea	—	597,657	—	597,657
Spain	—	634,548	—	634,548
Sweden	—	401,445	—	401,445
Switzerland	—	2,802,985	—	2,802,985
Taiwan	—	1,327,021	41,942	1,368,963
Thailand	—	33,036	—	33,036
Turkey	—	122,977	—	122,977
United Arab Emirates	—	80,254	—	80,254
Invesco Income Advantage International Fund

	Level 1	Level 2	Level 3	Total
United Kingdom	$12,829	$2,324,862	$—	$2,337,691
United States	94,549	5,690,863	—	5,785,412
Zambia	9,642	—	—	9,642
Money Market Funds	9,584,177	—	—	9,584,177
Total Investments	$14,007,635	$40,108,033	$55,879	$54,171,547
Invesco Income Advantage International Fund